Combined Statements of Owner Equity (Predecessor) (Ziegler Healthcare Real Estate Funds, USD $)	Ziegler Healthcare Real Estate Funds USD ($)	Ziegler Healthcare Real Estate Funds Total Controlling Interest USD ($)	Ziegler Healthcare Real Estate Funds Non-controlling Interests USD ($)	Ziegler Healthcare Real Estate Funds General Interest USD ($)	Ziegler Healthcare Real Estate Funds Limited Interest USD ($)
Balance at Dec. 31, 2010	$ 26,734,502	$ 26,771,345	$ (36,843)	$ 3,355	$ 26,767,990
Change in partners' capital
Contributions	723,690	350,000	373,690	23	349,977
Distributions	(1,785,736)	(1,525,211)	(260,525)		(1,525,211)
Net (loss)/income	(3,060,484)	(3,096,300)	35,816	(183)	(3,096,117)
Balance at Dec. 31, 2011	22,611,972	22,499,834	112,138	3,195	22,496,639
Change in partners' capital
Net (loss)/income	(329,000)
Balance at Sep. 30, 2012
Balance at Dec. 31, 2011	22,611,972	22,499,834	112,138	3,195	22,496,639
Change in partners' capital
Contributions		(105,432)	105,432	(7)	(105,425)
Distributions	(1,984,009)	(1,670,750)	(313,259)		(1,670,750)
Net (loss)/income	(1,531,150)	(1,655,607)	124,457	(81)	(1,655,526)
Balance at Dec. 31, 2012	19,097,000	19,068,045	28,768	3,107	19,064,938
Change in partners' capital
Distributions	(420,000)	(211,000)	(209,000)
Net (loss)/income	(576,000)	(712,000)	136,000
Balance at Jul. 23, 2013	18,101,000	18,181,000	(80,000)
Balance at Jun. 30, 2013
Change in partners' capital
Net (loss)/income	6,000
Balance at Jul. 23, 2013	$ 18,101,000